Other Income/Expenses - Summary of Finance Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Finance income [abstract]
Effect of restructuring of loans and leases	₽ 3,341	₽ 353		₽ 33,403
Interest income on other financial assets	119	179		206
Income from the discounting of financial instruments	44	58		16
Remeasurement of fair value of financial instruments				318
Total	₽ 3,504	₽ 590	[1]	₽ 33,943	[1]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).